(30) FINANCE INCOME (COSTS) (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finance Income Expenses [Abstract]
Average rate interests capitalized	8.09%	8.27%	8.54%
Gain (loss) on derivative instruments	R$ 207,055	R$ 617,545	R$ (235,852)